Related Party Transactions - John Redmond (Details) - USD ($)				12 Months Ended
	Oct. 24, 2024	Jun. 18, 2024	Apr. 04, 2024	Dec. 31, 2024	Mar. 31, 2025	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions
Total debt liability owed				$ 107,468,217	$ 28,787,160			$ 88,996,117
Affiliates payable				$ 1,547,082	1,255,095			885,041
Interest rates per annum				0.00%
Unit-based compensation				$ 38,486
Increase in additional paid in capital				$ 38,486
Deposit to vendors		$ 50,000
Series B units
Related Party Transactions
Series B valued per unit							$ 0.11
Taylor Frres Americas LLP ("TFA")
Related Party Transactions
Deposit to vendors						$ 50,000
Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Percentage of outstanding series B units transfer				8.00%
Related party | John Redmond
Related Party Transactions
Total debt liability owed				$ 61,337,646	2,418,983			54,325,205
Affiliates payable				1,300,000	$ 1,200,000			$ 700,000
Short term funding to the Company in the amount				$ 316,000
Related party | Azure-SJBT
Related Party Transactions
Short term funding was repaid			$ 25,000
Related party | NACS Settlement Agreement With Taylor Freres Americas, LLP | Nacs LLC | Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Number of series B units transfer	349,871	349,871